COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

14.COMMITMENTS AND CONTINGENCIES

Lease Commitments

The Company leases certain property and equipment under agreements generally with terms of five years or less and may include certain renewal options. Rental expense during the years ended December 31, 2019 and 2020 was $6.1 million and $6.8 million, respectively.

The minimum annual rental commitments under non-cancelable operating leases as of December 31, 2020 are due as follows (in thousands):

Year Ended
2021	$6,484
2022	5,971
2023	4,455
2024	3,834
2025	3,491
Thereafter	5,094
$29,329

Litigation

In the normal course of its business, the Company is involved in various legal proceedings involving contractual and employment relationships, product liability claims, trademark rights and a variety of other matters. The Company does not believe there are any pending legal proceedings that will have a material impact on the Company’s financial position, results of operations or cash flows. At each reporting date, the Company evaluates whether or not a potential loss amount or a potential range of loss is probable and reasonably estimable under the provisions of the authoritative guidance that addresses accounting for contingencies. The Company expenses as incurred the costs related to such legal proceedings.